Other Finance Expenses	6 Months Ended
Jun. 30, 2025
Other Finance Expenses
Other Finance Expenses

6)Other Finance Expenses

(a)Interest Expense

The following table presents the components of interest expense as reported in the consolidated statements of operations for the three and six months ended June 30, 2025 and 2024:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(U.S. Dollars in thousands)	2025	2024	2025	2024
Interest expense	$14,720	$16,320	$29,055	$33,239
Amortization of debt issuance cost and fair value of debt assumed	596	543	1,163	1,089
Total interest expense	$15,316	$16,863	$30,218	$34,328

(b)Other Finance Expense

The following table presents the components of other finance expense for three and six months ended June 30, 2025 and 2024:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(U.S. Dollars in thousands)	2025	2024	2025	2024
Bank fees, charges (other income)	$144	$(177)	$261	$92
Commitment fees	55	—	90	—
Total other finance (income) expense	$199	$(177)	$351	$92